Cover	Mar. 26, 2025
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION I CORP.
Entity Central Index Key	0001946021
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 26, 2025
Entity Ex Transition Period	false
Entity File Number	001-41578
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address Address Line 3	Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Local Phone Number	257-5537
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Unit Consisting Of One Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one Ordinary Share
Trading Symbol	HSPOU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	HSPO
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	HSPOW
Security Exchange Name	NASDAQ
Rights Each Whole Right To Acquire [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-tenth of one Ordinary Share
Trading Symbol	HSPOR
Security Exchange Name	NASDAQ